UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: December 18, 2015 to January 15, 2016

Commission File Number of issuing entity: 333-180779-07

Central Index Key Number of issuing entity: 0001595710

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

Central Index Key Number of depositor: 0001547361

Morgan Stanley Capital I Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541557

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548567

CIBC Inc.

(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918870
38-3918871
38-3918872
38-7109069

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑SB			X
A‑3			X
A‑4			X
A‑5			X
A‑S			X
B			X
C			X
X‑A			X
PST			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On January 15, 2016 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following tables present the delinquency and loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on January 15, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	59	1,461,409,944.83
30-59	0	0.00
60-89	0	0.00
90-120	0	0.00
121+	0	0.00
Total	59	1,461,409,944.83

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	0	N/A

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	12/17/2015	$0.00
Current Distribution Date:	01/15/2016	$0.00

*REO Account Balance
Prior Distribution Date:	12/17/2015	$0.00
Current Distribution Date:	01/15/2016	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	12/17/2015	$2,890.27
Current Distribution Date:	01/15/2016	$2,984.59

No assets securitized by Bank of America, National Association or Morgan Stanley Mortgage Capital Holdings LLC (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from December 18, 2015 to January 15, 2016.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 13, 2015.  The CIK number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on October 30, 2015.  The CIK number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G on November 3, 2015.  The CIK number of CIBC Inc. is 0001548567.

Part II - OTHER INFORMATION

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14, relating to the January 15, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.

(Depositor)

/s/ Stephen W. Holmes

Stephen W. Holmes, Vice President

Date: January 25, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14, relating to the January 15, 2016 distribution.